SCHEDULE OF NOTES PAYABLE (Details) - Ensysce Biosciences, Inc [Member] - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Principal balance	$ 4,750,000	$ 4,400,000	$ 3,300,000
Accrued interest	897,377	787,996	406,110
Unamortized debt discount	(771,553)	(942,914)	(1,084,703)
Net debt balance	4,875,824	4,245,082	2,621,407
2015 Convertible Notes [Member]
Short-term Debt [Line Items]
Principal balance	100,000	100,000	100,000
Accrued interest	29,904	28,671	23,658
Unamortized debt discount
Net debt balance	129,904	128,671	123,658
2018 Convertible Notes [Member]
Short-term Debt [Line Items]
Principal balance	3,500,000	3,500,000	3,200,000
Accrued interest	814,208	727,905	382,452
Unamortized debt discount	(630,852)	(783,124)	(1,084,703)
Net debt balance	3,683,356	3,444,781	$ 2,497,749
2020 Promissory Notes [Member]
Short-term Debt [Line Items]
Principal balance	100,000	100,000
Accrued interest	4,194	1,694
Unamortized debt discount
Net debt balance	104,194	101,694
2020 Convertible Notes [Member]
Short-term Debt [Line Items]
Principal balance	700,000	700,000
Accrued interest	46,986	29,726
Unamortized debt discount	(137,888)	(159,790)
Net debt balance	609,098	$ 569,936
2021 Promissory Notes [Member]
Short-term Debt [Line Items]
Principal balance	300,000
Accrued interest	1,250
Unamortized debt discount
Net debt balance	301,250
2021 Convertible Notes [Member]
Short-term Debt [Line Items]
Principal balance	50,000
Accrued interest	835
Unamortized debt discount	(2,813)
Net debt balance	$ 48,022